Concentrations of Credit Risk - Additional Information (Detail)	3 Months Ended
Mar. 31, 2013 Customer
Unusual Risk or Uncertainty [Line Items]
Percentage of revenue from major customers	97.80%
Number of major customers	5
Customer 1
Unusual Risk or Uncertainty [Line Items]
Percentage of revenue from major customers	42.70%